Risk management - Significant concentration of credit risk (Details) - Financial assets past due but not impaired [member] - Accounts receivable - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Risk management
Financial assets	$ 357,235	$ 695,927
Less than 3 months overdue
Risk management
Financial assets	119,608	171,896
Between 3 and 6 months overdue
Risk management
Financial assets	56,615	67,985
More than 6 months overdue
Risk management
Financial assets	$ 181,012	$ 456,046